Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020
C000243076
Account Value [Line Items]
Line Graph and Table Measure Name	Natixis Loomis Sayles Focused Growth ETF
Account Value	$ 15,524	$ 15,393	$ 14,324	$ 14,160	$ 13,628	$ 13,420	$ 13,584	$ 12,624	$ 12,008	$ 12,820	$ 12,628	$ 11,635	$ 11,231	$ 10,724	$ 9,612	$ 9,828	$ 10,516	$ 10,552	$ 10,132
C000220375
Account Value [Line Items]
Line Graph and Table Measure Name	Natixis Vaughan Nelson Select ETF
Account Value	$ 17,348	18,008	17,061	17,384	17,117	16,861	16,831	16,467	16,006	17,347	17,152	15,949	15,739	15,063	13,684	14,184	15,099	15,252	14,925	$ 14,435	$ 14,322	$ 14,016	$ 13,280	$ 13,643	$ 12,851	$ 13,585	$ 12,663	$ 12,051	$ 13,060	$ 13,595	$ 12,642	$ 13,524	$ 13,676	$ 14,994	$ 13,963	$ 14,185	$ 15,407	$ 15,106	$ 14,816	$ 13,613	$ 14,233	$ 13,709	$ 13,134	$ 12,719	$ 12,506	$ 12,011	$ 11,435	$ 10,767	$ 11,037	$ 10,644	$ 9,642	$ 9,859
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 13,731	14,066	13,286	13,408	13,127	12,816	12,662	12,224	11,646	12,142	11,764	11,167	10,983	10,506	9,626	9,833	10,325	10,493	10,166
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 18,460	18,911	17,863	18,026	17,649	17,231	17,024	16,434	15,658	16,325	15,816	15,014	14,766	14,124	12,942	13,220	13,882	14,107	13,668	$ 12,821	$ 12,765	$ 12,569	$ 12,124	$ 12,427	$ 11,692	$ 12,407	$ 11,751	$ 10,870	$ 11,973	$ 12,482	$ 11,428	$ 12,457	$ 12,434	$ 13,622	$ 13,134	$ 13,539	$ 14,278	$ 13,666	$ 13,761	$ 12,860	$ 13,487	$ 13,089	$ 12,786	$ 12,494	$ 12,407	$ 11,779	$ 11,285	$ 10,982	$ 11,094	$ 10,683	$ 9,629	$ 9,892
NATIXIS INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 15,012	$ 14,881	$ 13,974	$ 14,021	$ 13,634	$ 13,356	$ 13,587	$ 12,729	$ 12,010	$ 12,542	$ 12,325	$ 11,538	$ 11,257	$ 10,780	$ 9,720	$ 9,860	$ 10,428	$ 10,522	$ 10,179